SHORT - TERM DEBT AND LONG-TERM DEBT - Short-term debt (Details) - USD ($)	1 Months Ended															4 Months Ended		12 Months Ended
	May 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jan. 31, 2018	Oct. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Aug. 31, 2017	Dec. 31, 2019	Jun. 30, 2020	May 31, 2018	Feb. 28, 2018
SHORT-TERM DEBT [Line Items]
Short-term Debt		$ 31,077,000							$ 49,887,000									$ 31,077,000	$ 718,000
Debt Instrument Annual Interest Rate as Percentage of One Year Loan							5.665%
Bank of Shanghai [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt						$ 4,364,000	$ 7,272,000										$ 12,296,000			$ 11,636,000	$ 10,181,000
Short-term Debt									21,817,000
Debt Instrument Annual Interest Rate as Percentage of One Year Loan																				140.00%	130.00%
East West Bank [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt							2,000,000		27,000,000						$ 30,000,000
Maximum borrowing capacity							7,182,000						$ 40,000,000
Proceeds from revolving line of credit						$ 1,436,000	$ 5,746,000
Repayments of revolving line of credit	$ 1,436,000		$ 5,814,000		$ 1,000,000
Short-term Debt		20,182,000							$ 0									20,182,000
Debt Instrument, Description of Variable Rate Basis									LIBOR rate plus 1.2%				LIBOR rate plus 1.2%		LIBOR rate plus 1.2%
Debt Instrument, Term							18 months
Repayments of Debt		31,000,000							$ 12,000,000					$ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage							5.22%
Bank of Beijing [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt							$ 718,000									$ 20,798,000
Short-term Debt		718,000							$ 20,798,000									718,000
Repayments of Debt																		20,798,000
Third Party [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt													$ 6,109,000
Refinance term													15 months
Written notice period for automatic extension													1 month
Short-term Debt		6,034,000																6,034,000
Debt Instrument, Interest Rate, Stated Percentage													10.00%
Loan Repaid in April 2020 [Member] | Third Party [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt		$ 2,011,000																2,011,000
Debt Instrument bear an annual interest rate		1.137%
Loan Repaid in January 2020 [Member] | Third Party [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt		$ 1,436,000																1,436,000
Debt Instrument bear an annual interest rate		$29
Minimum | Bank of Shanghai [Member]
SHORT-TERM DEBT [Line Items]
Debt Instrument bear an annual interest rate																	137.9%
Minimum | Bank of Beijing [Member]
SHORT-TERM DEBT [Line Items]
Debt Instrument bear an annual interest rate																0.05%
Maximum | Bank of Shanghai [Member]
SHORT-TERM DEBT [Line Items]
Debt Instrument bear an annual interest rate																	149.4%
Maximum | Bank of Beijing [Member]
SHORT-TERM DEBT [Line Items]
Debt Instrument bear an annual interest rate																1.355%
Loan Agreements With A Third Party Individual [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt							$ 409,000	$ 945,000			$ 17,787,000	$ 872,000
Debt Instrument bear an annual interest rate							10.8%	10.8%			10.8%	10.8%
Repayments of Debt								$ 945,000		$ 291,000	$ 17,496,000
Loan Agreement With Individual For $291 [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt		$ 287,000								$ 291								$ 287,000
Debt Instrument bear an annual interest rate										10.8%
London Interbank Offered Rate (LIBOR) [Member] | East West Bank [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt				$ 7,000,000
Spread on variable rate basis (as a percent)				1.20%			1.20%											1.70%
Long-term loan reclassified as short-term loan																		$ 4,000,000
Short-term Debt		$ 11,000,000																$ 11,000,000